Investment	12 Months Ended
Mar. 31, 2026
Investment [Abstract]
INVESTMENT

NOTE 8 — INVESTMENT

Investment consisted of the following:

	As of March 31,
	2026	2025
Non-Marketable Securities of YAS Digital Group Limited, at cost	$2,500,000	$—

On December 11, 2025, the Company entered into a Series A2 Preferred Share Subscription Agreement with YAS Digital Group Limited (“YAS”), an unlisted entity, to acquire 1,959 Series A2 preferred shares of YAS, at the per share price of US$1,276.30, for an aggregate subscription price of US$2,500,000.

As of March 31, 2026, the Company holds approximately 6.02% equity interest in YAS.